OTHER EXPENSE/ INCOME	12 Months Ended
Dec. 31, 2012
Other Expense
OTHER EXPENSE/ INCOME
11	OTHER EXPENSE

The Company converted the net US dollar proceeds received from the initial public offering into Renminbi in 2007 and 2008. During the year ended December 31, 2010, the Company was notified by the State Administration of Foreign Exchange (“SAFE”) that, as the purposes for the conversion of the net proceeds as stated at the time of the conversion was not entirely consistent with the subsequent use of such proceeds, the SAFE imposed a monetary penalty of RMB25,540 against the Company. The penalty was paid in July 2010.

Other Income
OTHER EXPENSE/ INCOME
12	OTHER INCOME

In December 2012, the Company completed the sales of eight drugstores and related assets of Wenzhou Nepstar to Wenzhou Buyi Pharmacy Co., Ltd. (“Buyi”) for a total cash consideration of RMB2,200. A gain of RMB1,480 was recognized in other income upon completion of the sales. The gain was measured as the difference between cash consideration received and the carry amount of these assets at the time of completion of the sales.